CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($) $ in Thousands	Total	Previously Reported	Retroactive application of recapitalization	Series 1 Convertible Preferred Stock	Series 1 Convertible Preferred Stock Previously Reported	Series 1 Convertible Preferred Stock Retroactive application of recapitalization	Common Stock	Common Stock Previously Reported	Common Stock Retroactive application of recapitalization	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of recapitalization	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss) Retroactive application of recapitalization	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization
Beginning balance (in shares) at Dec. 31, 2018				0	186,466,181	(186,466,181)
Beginning balance at Dec. 31, 2018				$ 0	$ 218,931	$ (218,931)
Ending balance (in shares) at Dec. 31, 2019	191,142,894			0
Ending balance at Dec. 31, 2019				$ 0
Beginning balance (in shares) at Dec. 31, 2018				0	3,405	(3,405)	42,223,732	9,583,163	32,640,569
Beginning balance at Dec. 31, 2018	$ 8,890	$ (210,041)	$ 218,931	$ 0	$ 0	$ 0	$ 3	$ 0	$ 3	$ 219,483	$ 555	$ 218,928	$ 0	$ 0	$ 0	$ (210,596)	$ (210,596)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Settlement of litigation (in shares)	(2,905)
Issuance of common stock warrants for services (Note 8)	$ 1,217
Effect of exchange transaction (in shares)							(3,368,264)
Effect of exchange transaction	$ (4,990)									(15,946)						10,956
Issuance of common stock upon exercise of stock options and warrants (in shares)	91,302
Issuance of common stock upon exercise of stock options and warrants	$ 36
Issuance of shares upon conversion of promissory note, (in shares)	4,245,330
Issuance of shares upon conversion of promissory note	$ 28,144
Stock-based compensation	1,531
Foreign currency translation adjustment	54
Net income (loss)	(59,414)
Ending balance (in shares) at Dec. 31, 2019				0			43,189,195
Ending balance at Dec. 31, 2019	$ (24,532)			$ 0			$ 3			234,465			54			(259,054)
Ending balance (in shares) at Dec. 31, 2020	175,440,744			0
Ending balance at Dec. 31, 2020				$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock warrants for services (Note 8)	$ 168
Effect of exchange transaction (in shares)							(3,448,648)
Effect of exchange transaction	(3,268)									(10,605)						7,337
Issuance of common stock upon exercise of stock options and warrants (in shares)							277,718
Issuance of common stock upon exercise of stock options and warrants	$ 422						$ 1			421
Cancellation of exchange transaction by shareholder (in shares)	184,520
Recognition of beneficial conversion feature related to convertible notes	$ 1,629
Stock-based compensation	4,542
Foreign currency translation adjustment	(246)
Net income (loss)	(156,124)
Ending balance (in shares) at Dec. 31, 2020				0			40,202,785
Ending balance at Dec. 31, 2020	$ (177,409)			$ 0			$ 4			$ 230,620			$ (192)			$ (407,841)